TEMPLETON INSTITUTIONAL FUNDS, INC.
                       500 East Broward Blvd., Suite 2100
                          Fort Lauderdale, FL 33394-3091
                                Fax 954.847.2288
                                Tel 954.527.7500






May 5, 2006


Filed Via EDGAR (CIK #0000865722)
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re: Templeton Institutional Funds, Inc.
          File Nos. 033-35779 and 811-06135

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2006.

Very truly yours,

TEMPLETON INSTITUTIONAL FUNDS, INC.

/s/SHEILA M. BARRY

Sheila M. Barry
Assistant Secretary